FINANCING RECEIVABLE - Financing receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for financing receivable	$ (8,450)	$ (6,365)
Current financing receivable, net		3,486
Used car financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current financing receivable	8,445	9,846
Other financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current financing receivable	$ 5	$ 5